Revenue	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue
Note 4. Revenue
Disaggregation of Revenues
Revenue by Major Product Line
The Company’s product offerings primarily deliver a service to a customer satisfied over time, and not at a point in time. Revenue for the Company’s major product lines consists of the following (in thousands):

	Year Ended December 31,
	2023	2022	2021
Revenue by Product Line
Betting Technology, Content and Services	$274,235	$209,251	$177,201
Media Technology, Content and Services	91,605	82,698	48,312
Sports Technology and Services	47,137	49,080	37,222

Total	$412,977	$341,029	$262,735

Revenue by Geographic Market
Geographical regions are determined based on the region in which the customer is headquartered or domiciled. Revenues by geographical market consists of the following (in thousands):

	Year Ended December 31,
	2023	2022	2021
Revenue by geographical market:
Europe	$222,415	$184,128	$175,731
Americas	169,149	132,924	69,278
Rest of the world	21,413	23,977	17,726

Total	$412,977	$341,029	$262,735

In the year ended December
31, 2023, the United States of America, Gibraltar and Malta represented 33%, 13% and 10% of total revenue, respectively. In the year ended December 31, 2022, the United States of America, Gibraltar and Malta represented 32%, 13% and 11% of total revenue, respectively. In the year ended December 31, 2021, the United States of America, Malta, Gibraltar and the United Kingdom represented 20%, 14%, 13% and 13% of total revenue, respectively. No other countries represented more than 10% of revenues.
Revenues by Major Customers
No customers accounted for 10% or more of revenue in the year ended December 31, 2023. One customer accounted for 11% of revenue in the year ended December 31, 2022. No customers accounted for 10% or more of revenue in the year ended December 31, 2021.
Revenue from Other Sources
For the years ended December 31, 2023, 2022 and 2021, revenue for the Sports Technology and Services product line includes an immaterial amount of revenue from other sources in relation to equipment rental income.
Remaining Performance Obligations
Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes unearned revenue and unbilled amounts that will be recognized as revenue in future periods and excludes constrained variable consideration. The Company has excluded contracts with an original expected term of one year or less and variable consideration allocated entirely to wholly unsatisfied promises that form part of a single performance obligation from the disclosure of remaining performance obligations.
Revenue allocated to remaining performance obligations was $256.8 million as of December 31, 2023. The Company expects to recognize approximately 62% in revenue within one year, and the remainder within the next 13 – 108 months.
During the year ended December
31
,
2023
,
2022
and
2021
, the Company recognized revenue of $
80.9
 million, $
58.6
 million, and $
38.9
 million, respectively for variable consideration related to revenue share contracts for Betting Technology, Content and Services.
Contract Balances
The timing of revenue recognition may differ from the timing of invoicing to customers, and these timing differences result in receivables (see Note 6 –
Accounts Receivable, Net
), contract assets, or contract liabilities (deferred revenue) on the Company’s consolidated balance sheets. The Company records a contract asset when revenue is recognized prior to the right to invoice or deferred revenue when revenue is recognized subsequent to invoicing. Contract assets are transferred to receivables when the rights to invoice and receive payment become unconditional.
As of December
31
,
2023
, the Company had $
38.8
 million of contract assets and $
44.3
 million of contract liabilities, recognized as deferred revenue. As of December
31
,
2022
, the Company had $
38.4
 million of contract assets and $
41.3
 million of contract liabilities, recognized as deferred revenue. As of December
31
,
2021
, the Company had $
21.8
 million of contract assets and $
29.9
 million of contract liabilities, recognized as deferred revenue.

The $
0.4
 million increase in contract assets as compared to the balance of $
38.4
 million as of December
31
,
2022
is due to the increase in Media Technology, Content and Services revenues. The $
3.1
 million increase in deferred revenue as compared to the balance of $
41.3
 million as of December
31
,
2022
is primarily due to cash payments received or due in advance of satisfying performance obligations, which were in the ordinary course of business.

The Company recognized revenue of $
40.9
 million, $
27.8
 million and $
26.0
 million in the years ended December
31
,
2023
,
2022
and
2021
, respectively from the deferred revenue beginning balance in each period.